Deferred Income Tax and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Deferred Income And Other Liabilities [Abstract]
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates and Average Effective Tax Rate
These differences result from the following items:

In $000s	Year Ended December 31, 2023	Year Ended December 31, 2022

Income before income taxes	$46,912	$87,769
Canadian federal and provincial income tax rates	27%	27%
Income tax expense based on the above rates	$12,666	$23,698

Increase (decrease) due to:
Non-deductible expenses and permanent differences	$5,149	$2,102
Non-taxable portion of capital gain or loss	(1,827)	(3,776)
Withholding taxes	2,821	2,975
Recognition of unrecognized losses on Horizon transaction	—	(11,977)
Change in unrecognized temporary differences and other	(14,606)	(3,703)
Income tax expense	$4,203	$9,319

Deferred Tax Liabilities
The deferred tax liabilities are shown below:

In $000s	At December 31, 2023	At December 31, 2022

Non-capital losses	$50,160	$27,664
Investments and other	957	2,240
Stream, royalty and other interests	(60,122)	(44,688)
Total deferred income tax liabilities	$(9,005)	$(14,784)

Net Deferred Income Taxes
The movement in net deferred income taxes is shown below:

In $000s	Year Ended December 31, 2023	Year Ended December 31, 2022

Balance, beginning of the year	$(14,784)	$(18,294)
Recognized in net income (loss) for the year	4,503	(4,058)
Recognized in equity	185	1,634
Recognized in other comprehensive income (loss) for the year	1,091	900
Recognized from new acquisitions in the year	—	5,034
Balance, end of year	$(9,005)	$(14,784)